Note 3 - BBVA Group (Tables)	12 Months Ended
Dec. 31, 2019
Grupo BBVA
Contribution To Consolidated Group Assets
Contribution to Consolidated Group total assets. Entities by main activities (Millions of euros)
	2019	2018	2017
Banking and other financial services	667,319	647,164	659,414
Insurance and pension fund managing companies	29,300	26,732	26,134
Other non-financial services	2,071	2,793	4,511
Total	698,690	676,689	690,059